General risk reserve	12 Months Ended
Dec. 31, 2018
General Risk Reserve
27. General risk reserve

In accordance with the relevant laws and regulations of the PRC, the Group’s variable interest entity is required to maintain a general risk reserve within the equity, through appropriation of profit, which should not be less than 1.5% of the year end balance of its risk assets over the course of five years. As of December 31, 2017 (restated) and 2018, total statutory reserves were RMB12.3 million and RMB12.4 million, respectively.